Other Expense (Income), net (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Schedule of Other Expense (Income), net

	Three months ended		Nine months ended
	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Other expense (income), net consists of:
Amortization of intangibles/other assets	$3,872	$3,879	$11,616	$11,647
Redemption premiums on the early extinguishment of debt	—	3,470	34,180	14,255
Royalty income and other	(266)	(265)	(700)	(622)

Total other expense (income), net	$3,606	$7,084	$45,096	$25,280

	Fiscal year
	December 30, 2012	December 25, 2011	December 26, 2010
Other expense (income), net consists of:
Amortization of intangibles/other assets	$15,828	$16,175	$17,170
Tradename impairment charges	520	25,300	29,000
Redemption premium on the early extinguishment of debt	14,255	—	—
Lehman Brothers Specialty Financing settlement	—	8,500	—
Gain on sale of the Watsonville, CA facility	—	(391)	—
Royalty income and other	(829)	(1,006)	(675)

Total other expense (income), net	$29,774	$48,578	$45,495